Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets

			June 30, 2021
	Estimated life		Accumulated
	in years	Gross amount	Amortization	Net
Intangible assets not subject to amortization
Goodwill	Indefinite	$13,216,040	$—	$13,216,040
Trademarks	Indefinite	294,268	—	294,268

Total intangible assets not subject to amortization		13,510,308	—	13,510,308
Intangible assets subject to amortization
Customer lists	5-15	744,099	744,099	—
ABC acquired contracts	5	310,000	289,334	20,666
SIAS acquired contracts	5	660,000	616,000	44,000
Non-compete agreements	4	272,147	272,147	—
Website and Digital Assets	3	33,002	274	32,728
Total intangible assets subject to amortization		2,019,248	1,921,854	97,394
Total Goodwill and Intangible Assets		$15,529,556	$1,921,854	$13,607,702

		December 31, 2020
	Estimated life in years	Gross amount	Accumulated Amortization	Net
Intangible assets not subject to amortization
Goodwill	Indefinite	$3,015,700	$—	$3,015,700
Trademarks	Indefinite	294,268	—	294,268
Total intangible assets not subject to amortization		3,309,968	—	3,309,968
Intangible assets subject to amortization
Customer lists	5 - 15	897,274	897,274	—
ABC acquired contracts	5	310,000	258,333	51,667
SIAS acquired contracts	5	660,000	550,000	110,000
Non-compete agreements	4	272,147	272,147	-
Total intangible assets subject to amortization		2,139,421	1,977,754	161,667
Total Goodwill and Intangible Assets		$5,449,389	$1,977,754	$3,471,635

Schedule of amortization over the next two years

Twelve months ending June 30,
2022	$75,575
2023	10,909
2024	10,910
Total	$97,394

Years ending December 31,
2021	$161,667
Total	$161,667